Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	37.807879	18.774210	15.850116
Average rate		16.580667	14.7625910
Australian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.416593	1.279580	1.384689
Average rate	1.334300	1.308997	1.3440978
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.874806	3.308005	3.259106
Average rate	3.634827	3.201667	3.4749280
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.362882	1.253982	1.345983
Average rate	1.293896	1.303248	1.3188440
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,246.700000	2,988.600000	3,002.140000
Average rate	2,967.360000	2,965.940000	2,986.8900000
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.877787	6.507500	6.944520
Average rate	6.581607	6.785290	6.6076350
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.873362	0.833819	0.948677
Average rate	0.845697	0.886817	0.9028210
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	19.682728	19.735828	20.663842
Average rate	19.195084	18.811612	18.4641070
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.781249	0.739790	0.812238
Average rate	0.750773	0.773029	0.7374000
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.369998	3.244558	3.352820
Average rate	3.284477	3.267432	3.3941210
South Korea [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,115.400000	1,067.630000	1,203.900000
Average rate	1,095.460000	1,134.040000	1,154.5000000
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	14.374909	12.345193	13.714953
Average rate	13.105486	13.338803	14.0166901
Turkish Lira [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.291532	3.790879	3.516940
Average rate	4.560685	3.615028	3.5014800